Form N-1A Cover	Nov. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 18
Entity Central Index Key	0001052118
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Prospectus Date	Jan. 29, 2026